Investment Property	12 Months Ended
Dec. 31, 2017
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Investment Property
14.	Investment Property

(1)	There are no investment property as of December 31, 2017 and 2016.

(2)	Changes in investment properties for the year ended December 31, 2016 are as follows:

(In millions of won)
	2016
	Beginning balance		Reclassification(*)	Depreciation	Ending balance
Land	￦	10,634	(10,634)	—	—
Buildings		4,437	(4,334)	(103)	—

	￦	15,071	(14,968)	(103)	—

(*)	Includes reclassification to property and equipment.

(3)	Income and expenses from investment property for the years ended December 31, 2016 and 2015 are as follows:

(In millions of won)
	2016		2015
Rent revenue	￦	386	850
Operating expense		(114)	(240)